Fixed Assets (Details) - Schedule of fixed assets - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Fixed Assets Abstract
Cost	$ 1,171,286	$ 10,617
Accumulated Amortization	(29,204)	(1,699)
Net book amount	1,142,082	8,918
Three months ended September 30, 2023
Opening net book amount	1,142,082	8,918
Effect of changes in foreign exchange rates	(14,227)
Additions	104,441
Depreciation	(40,631)	(425)
Closing net book amount	1,191,665	8,494
As of September 30, 2023
Cost	1,261,500	10,617
Accumulated Depreciation	(69,835)	(2,123)
Net book amount	$ 1,191,665	$ 8,494